Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment

NOTE 6 – PROPERTY AND EQUIPMENT

Components of property and equipment included in the balance sheet are as follows:

	December 31,
	2011	2010
Land and improvements	$1,468,480	$1,468,480
Bank premises	4,271,773	4,271,773
Furniture, equipment and software	1,594,600	1,594,038
Vehicles	58,005	58,005
Property and equipment	7,392,858	7,392,296
Accumulated depreciation	(2,368,745)	(2,161,461)
Property and equipment, net	$5,024,113	$5,230,835

     Depreciation expense for the years ended December 31, 2011, 2010, and 2009 amounted to $235,700, $228,184, and $265,520, respectively. Depreciation is charged to operations over the estimated useful lives of the assets. The estimated useful lives and methods of depreciation for the principal items follow:

Type of Asset	Life in Years	Depreciation Method
Furniture, equipment and software	3 to 7	Straight-line
Improvements	5 to 40	Straight-line
Vehicles	5	Straight-line